Changes in the Company structure - Main acquisitions and divestments (Details) home in Millions, $ in Millions				3 Months Ended	12 Months Ended
	Apr. 27, 2022 bbl / d	Apr. 26, 2022 bbl / d	Feb. 28, 2022 USD ($) home mi GW	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2022 km	Feb. 28, 2022 mi²	Feb. 28, 2022 km²
Myanmar
Main acquisitions and divestments
Asset impairments recorded in operating result | $					$ (201)
Asset impairments recorded in net result, TotalEnergies share | $					$ (305)
North Platte
Main acquisitions and divestments
Asset impairments recorded in net result, TotalEnergies share | $				$ (957)
Maritime lease area OCS-A 0538
Main acquisitions and divestments
Consideration for development of an offshore wind farm | $			$ 795
Percentage of development of an offshore wind farm			100.00%
Distance from coast			47			87
Lease area							132	341
Minimum generation capacity | GW			3
Number of homes where power can be provided | home			1
Pre-salt Atapu oil field
Main acquisitions and divestments
Production of project | bbl / d		160,000
Pre-salt Atapu oil field | Forecast
Main acquisitions and divestments
Production of project | bbl / d		350,000
Pre-salt Atapu oil field | Petrobras
Main acquisitions and divestments
Percentage of interest acquired		22.50%
Pre-salt Sepia oil field
Main acquisitions and divestments
Production of project | bbl / d	180,000
Pre-salt Sepia oil field | Forecast
Main acquisitions and divestments
Production of project | bbl / d	350,000
Pre-salt Sepia oil field | Petrobras
Main acquisitions and divestments
Percentage of interest acquired	28.00%